Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 29, 2012
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	GNI
Entity Registrant Name	GREAT NORTHERN IRON ORE PROPERTIES
Entity Central Index Key	0000043410
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	1,500,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 113,355,000

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 643,431	$ 750,947
United States Treasury securities (Note 4)	8,427,807	5,108,307
Royalties receivable	4,070,111	7,912,289
Prepaid expenses	2,110	2,110
TOTAL CURRENT ASSETS	13,143,459	13,773,653
NONCURRENT ASSETS
United States Treasury securities (Note 4)	4,295,457	4,759,072
PROPERTIES
Mineral and surface lands (Notes 4 and 5)	39,479,708	39,479,708
Accumulated depletion and amortization	(37,897,777)	(37,201,777)
Mineral and surface lands, net	1,581,931	2,277,931
Building and equipment	334,538	316,816
Accumulated depreciation	(236,671)	(212,560)
Building and equipment, net	97,867	104,256
TOTAL PROPERTIES	1,679,798	2,382,187
TOTAL ASSETS	19,118,714	20,914,912
CURRENT LIABILITIES
Accounts payable and accrued expenses	104,256	128,856
Distributions	7,875,000	8,625,000
TOTAL CURRENT LIABILITIES	7,979,256	8,753,856
NONCURRENT LIABILITIES
Deferred compensation	229,100	209,600
Liability for pension benefits (Note 7)	1,511,694	1,642,113
TOTAL NONCURRENT LIABILITIES	1,740,794	1,851,713
TOTAL LIABILITIES	9,720,050	10,605,569
BENEFICIARIES' EQUITY
Certificate holders' equity, represented by 1,500,000 certificates (shares or units) of beneficial interest authorized and outstanding, and the reversionary interest (Notes 2 and 6)	11,820,773	12,752,340
Accumulated other comprehensive loss (Note 7)	(2,422,109)	(2,442,997)
TOTAL BENEFICIARIES' EQUITY	9,398,664	10,309,343
TOTAL LIABILITIES AND BENEFICIARIES' EQUITY	$ 19,118,714	$ 20,914,912

Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets [Abstract]
Beneficiaries' equity - authorized	1,500,000	1,500,000
Beneficiaries' equity - outstanding	1,500,000	1,500,000

Statements Of Beneficiaries' Equity (USD $)	Certificate Holders' Equity [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Total
Balance at Dec. 31, 2009	$ 13,110,687	$ (2,038,665)	$ 11,072,022
Net income	17,468,842		17,468,842
Other comprehensive (loss) income		(50,142)	(50,142)
Distributions declared	(18,375,000)		(18,375,000)
Balance at Dec. 31, 2010	12,204,529	(2,088,807)	10,115,722
Net income	23,047,811		23,047,811
Other comprehensive (loss) income		(354,190)	(354,190)
Distributions declared	(22,500,000)		(22,500,000)
Balance at Dec. 31, 2011	12,752,340	(2,442,997)	10,309,343
Net income	20,068,433		20,068,433
Other comprehensive (loss) income		20,888	20,888
Distributions declared	(21,000,000)		(21,000,000)
Balance at Dec. 31, 2012	$ 11,820,773	$ (2,422,109)	$ 9,398,664

Statements Of Beneficiaries' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Beneficiaries' Equity Parenthetical [Abstract]
Distributions declared per share	$ 14	$ 15	$ 12.25

Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Royalties	$ 24,020,334	$ 26,614,880	$ 20,633,285
Interest Earned	36,750	48,230	74,734
Rent and other income	98,968	75,429	157,787
TOTAL REVENUES	24,156,052	26,738,539	20,865,806
EXPENSES
Royalty costs	4,623	4,623	4,623
Real estate and payroll taxes	167,249	190,042	169,792
Inspection and care of properties	629,108	596,476	590,463
Administrative and general	2,554,260	2,280,596	2,018,365
Depreciation and amortization	732,379	618,991	613,721
TOTAL EXPENSES	4,087,619	3,690,728	3,396,964
NET INCOME	$ 20,068,433	$ 23,047,811	$ 17,468,842
Weighted-average shares outstanding	1,500,000	1,500,000	1,500,000
BASIC & DILUTED EARNINGS PER SHARE	$ 13.38	$ 15.37	$ 11.65

Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 20,068,433	$ 23,047,811	$ 17,468,842
Defined benefit pension plan:
Net loss arising during the period	(488,972)	(678,007)	(285,325)
Amortization of prior service cost included in net periodic pension cost	17,469	17,469	17,469
Amortization of net loss included in net periodic pension cost	492,391	306,348	217,714
Total other comprehensive income (loss)	20,888	(354,190)	(50,142)
TOTAL COMPREHENSIVE INCOME	$ 20,089,321	$ 22,693,621	$ 17,418,700

Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVIITES
Cash received from royalties and rents	$ 27,961,480	$ 24,466,594	$ 18,325,585
Cash paid to suppliers and employees	(3,469,871)	(3,085,319)	(2,916,890)
Interest received	55,865	20,047	74,076
Net Cash Provided By Operating Activities	24,547,474	21,401,322	15,482,771
INVESTING ACTIVITIES
United States Treasury securities purchased	(10,550,000)	(8,200,000)	(3,575,000)
United States Treasury securities matured	7,675,000	6,400,000	4,525,000
Expenditures for building and equipment	(29,990)	(18,685)	(38,695)
Net Cash (Used in) Provided by Investing Activities	(2,904,990)	(1,818,685)	911,305
FINANCING ACTIVITIES
Distributions paid	(21,750,000)	(19,500,000)	(16,650,000)
Net Cash Used in Financing Activities	(21,750,000)	(19,500,000)	(16,650,000)
Net (Decrease) Increase in Cash and Cash Equivalents	(107,516)	82,637	(255,924)
Cash and Cash Equivalents at Beginning of Year	750,947	668,310	924,234
Cash and Cash Equivalents at End of Year	643,431	750,947	668,310
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income	20,068,433	23,047,811	17,468,842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	732,379	618,991	613,721
Net periodic pension cost (Note 7)	690,387	489,733	413,292
Pension contribution (Note 7)	(799,918)	(551,124)	(577,839)
Net decrease (increase) in assets:
Accrued interest	19,115	(28,183)	(658)
Royalties receivable	3,842,178	(1,871,065)	(2,465,487)
Prepaid expenses		2,409
Mineral and surface lands		(352,650)
Net (decrease) increase in liabilities:
Accounts payable and accrued expenses	(24,600)	17,300	(600)
Deferred compensation	19,500	28,100	31,500
Net Cash Provided By Operating Activities	$ 24,547,474	$ 21,401,322	$ 15,482,771

Business And Nature Of Operations	12 Months Ended
Dec. 31, 2012
Business And Nature Of Operations [Abstract]
Business And Nature Of Operations

NOTE 1 – Business And Nature of Operations

Great Northern Iron Ore Properties (the "Trust") is presently involved solely with the leasing and maintenance of mineral and nonmineral lands owned by the Trust on the Mesabi Iron Range in northeastern Minnesota. The Trust is a conventional nonvoting trust organized under the laws of the State of Michigan pursuant to a Trust Agreement dated December 7, 1906. Because the Trust properties and offices are all located in Minnesota, the Trust and matters affecting the Trust are under the jurisdiction of the Ramsey County District Court (the "Court") in Saint Paul, Minnesota. Royalties are derived from taconite production and minimums. Royalties (which are not in direct ratio to tonnage shipped) from two significant operating lessees were approximately as follows: 2012 — $11,469,000 and $10,625,000; 2011 — $13,685,000 and $11,334,000; and 2010 — $10,073,000 and $9,167,000.

Trust Termination	12 Months Ended
Dec. 31, 2012
Trust Termination [Abstract]
Trust Termination

NOTE 2 – Trust Termination

The terms of the Great Northern Iron Ore Properties Trust Agreement, created December 7, 1906, state that the Trust shall continue for twenty years after the death of the last survivor of eighteen persons named in the Trust Agreement. The last survivor of these eighteen persons died on April 6, 1995. Accordingly, the Trust terminates twenty years from April 6, 1995, that being April 6, 2015.

At the end of the Trust on April 6, 2015, the certificates of beneficial interest (shares) in the Trust will cease to trade on the New York Stock Exchange and thereafter will represent only the right to receive certain distributions payable to the certificate holders of record at the time of the termination of the Trust. Upon termination, the Trust is obligated to distribute ratably to these certificate holders the net monies remaining in the hands of the Trustees (after paying and providing for all expenses and obligations of the Trust), plus the balance in the Principal Charges account (see Note 6). All other Trust property (most notably the Trust's mineral properties and the active leases) must be conveyed and transferred to the reversioner (currently Glacier Park Company, a wholly owned subsidiary of ConocoPhillips Company) under the terms of the Trust Agreement.

The exact final distribution, though not determinable at this time, will generally consist of the sum of the Trust's net monies (essentially, total assets less liabilities and properties) and the balance in the Principal Charges account, less any and all expenses and obligations of the Trust upon termination. To offer a hypothetical example, without factoring in any expenses and obligations of the Trust upon its termination, and using the financial statement values as of December 31, 2012, the net monies were approximately $7,719,000 and the Principal Charges account balance was approximately $4,871,000, resulting in a final distribution payable of approximately $12,590,000, or about $8.39 per share. After payment of this final distribution, the certificates of beneficial interest (shares) would be cancelled and have no further value. It is important to note, however, that the actual net monies on hand and the Principal Charges account balance will most likely fluctuate during the ensuing years and will not be "final" until after the termination and wind-down of the Trust. The Trust offers this example to further inform investors about the conceptual nature of the final distribution and does not imply or guarantee a specific known final distribution amount.

Legal Proceedings	12 Months Ended
Dec. 31, 2012
Legal Proceedings [Abstract]
Legal Proceedings

NOTE 3 – Legal Proceedings

In proceedings commenced in 1972, the Minnesota Supreme Court determined that while by the terms of the Trust, the Trustees are given discretionary powers to convert Trust assets to cash and to distribute the proceeds to certificate holders, they are limited in their exercise of those powers by the legal duty imposed by well-established law of trusts to serve the interests of both the term beneficiaries and the reversionary beneficiary with impartiality. Thus, the Trustees have no duty to exercise the powers of sale and distribution unless required to do so to serve both term and reversionary interests; and, if the need arises, the Trustees may petition the Ramsey County District Court, Saint Paul, Minnesota, for further instructions defining what is required in a particular case to balance the interests of certificate holders and reversioner. Also, the Minnesota Supreme Court, in effect, held that the Trust is a conventional trust, rather than a business trust, and must operate within the framework of well-established trust law.

Section 646 of the Tax Reform Act of 1986, as amended, provided a special elective provision under which the Trust was allowed to convert from taxation as a corporation to that of a grantor trust. Pursuant to an Order of the Ramsey County District Court, the Trustees filed the Section 646 election with the Internal Revenue Service on December 30, 1988. As of January 1, 1989, the Trust was no longer subject to federal and Minnesota corporate income taxes. For years 1989 and thereafter, certificate holders are taxed on their allocable share of the Trust's income whether or not the income is distributed. For certificate holder tax purposes, the Trust's income is determined on an annual basis, one-fourth then being allocated to each quarterly record date.

By a letter dated April 27, 2012, certificate holders of record as of December 30, 2011 (the last business day of the year), and the reversioner were notified of a hearing on May 22, 2012, in Ramsey County District Court, Saint Paul, Minnesota, for the purpose of settling and allowing the Trust accounts for the year 2011, and also for the purpose of considering requested fee increases in the compensation of the Trustees. By Court Order signed and dated May 22, 2012, the 2011 accounts were settled and allowed in all respects. In addition, the Court granted the requested fee increases of $20,000 per year to the President of the Trustees' base salary and $20,000 per year to the potential bonus of the President, an increase of $10,000 per year to each of the other Trustees, and an additional amount of $5,000 per year to the Trustee serving in the role of Audit Committee Chair, all effective January 1, 2012. By previous Orders, the Court settled and allowed the accounts of the Trustees for preceding years of the Trust.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 4 – Significant Accounting Policies

Cash and Cash Equivalents: The Trust considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Securities: United States Treasury securities are classified as held-to-maturity securities and are carried at cost, adjusted for accrued interest and amortization of premium or discount. The aggregate fair values listed in the table below are based on quoted prices in active markets for identical assets (Level 1). Securities recognized as noncurrent assets will mature in 2014. Following is a summary of the securities as of December 31:

	Current		Noncurrent
	2012	2011	2012	2011
Aggregate fair value	$8,416,447	$5,094,703	$4,282,664	$4,755,809
Gross unrealized holding gains	(3,707)	(4,929)	(698)	(12,995)
Gross unrealized holding losses	—	857	1,405	1,192
Amortized cost basis	8,412,740	5,090,631	4,283,371	4,744,006
Accrued interest	15,067	17,676	12,086	15,066
Amounts shown on balance sheets	$8,427,807	$5,108,307	$4,295,457	$4,759,072

Mineral and Surface Lands: Mineral and surface lands are carried at amounts that represent, principally, either costs at acquisition or values on March 1, 1913, net of accumulated amortization. The value of the merchantable ore deposits was established on March 1, 1913, for federal income tax purposes. No value has been estimated or recorded for taconite deposits held on March 1, 1913, since they were not then thought to be merchantable; however, they presently represent all the mining activity on the Trust's properties. Mineral lands are being amortized on the straight-line method over the remaining term of the Trust. The straight-line method of amortization bears close resemblance to the units-of-production method over the remaining term of the Trust and, accordingly, is deemed a reasonable, systematic and rational method to associate expense with the revenues generated from taconite mining. Mineral land amortization amounted to $295,200, $294,000 and $294,000 for the years 2012, 2011 and 2010, respectively. Nonmineral lands are also included in this category; however, they represent negligible amounts.

In addition, surface lands are acquired from time to time to facilitate mining operations (see Note 5). These surface lands are being amortized on a straight-line basis over the remaining term of the Trust based on the values as of the beginning of each fiscal year. Surface lands remaining to be amortized amounted to $1,301,885, $1,242,035 and $1,533,635 as of January 1, 2012, 2011 and 2010, respectively. Surface land amortization amounted to $400,800, $292,800 and $291,600 for the years 2012, 2011 and 2010, respectively.

Royalties:  Royalties from mineral leases (with cancellation terms varying from six months to one year) are taken into income as earned. Earned royalties are based on the taconite tonnage extracted (also referred to as produced or shipped) from the Trust's lands applied to a royalty rate as defined in the various specific and confidential operating agreements (also referred to as leases). Minimum royalties, if required, are current year's rental or minimum royalty income from the lessees to the Trust for holding the leasehold interest. Certain leases provide the steel and mining companies the ability to offset royalties, over the minimum royalty requirements, due on future taconite production, if any and when mined, against unabsorbed minimum royalties paid in prior periods. Accumulated minimum royalties from mineral leases in excess of tons extracted to date amounted to $9,279,941 and $7,465,119 as of December 31, 2012 and 2011, respectively.

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Earnings per Share:  Earnings per share are determined by dividing net income for the period by the number of weighted-average shares of beneficial interest outstanding. Basic and diluted weighted-average shares outstanding were 1,500,000 as of December 31, 2012, 2011 and 2010.

Land Acquisition	12 Months Ended
Dec. 31, 2012
Land Acquisition [Abstract]
Land Acquisition

NOTE 5 – Land Acquisition

A mining agreement dated January 1, 1959, with U.S. Steel Corporation provides that one-half of annual earned royalties, after satisfaction of minimum royalty payments, shall be applied, in lieu of royalty payments, to reimburse the lessee for a portion of its cost of acquisition of surface lands overlying the leased mineral deposits, which surface lands are then conveyed to the Trustees (see Note 4). The costs of surface lands acquired to facilitate the mining operations amounted to $0, $352,650 and $0 for the years 2012, 2011 and 2010, respectively. There are surface lands yet to be purchased, the costs of which are yet unknown and will not be known until the actual purchases are made.

Principal Charges Account	12 Months Ended
Dec. 31, 2012
Principal Charges Account [Abstract]
Principal Charges Account

NOTE 6 – Principal Charges Account

Pursuant to the Court Order of November 29, 1982, the Trustees were directed to create and maintain an account designated as "Principal Charges." This account constitutes a first and prior lien of certificate holders on any property transferable to the reversioner and reflects an allocation of beneficiaries' equity between the certificate holders and the reversioner. This account is neither an asset nor a liability of the Trust. Rather, this account maintains and represents a balance that will be payable to the certificate holders of record from the reversioner at the end of the Trust. The balance in this account consists of attorneys' fees and expenses of counsel for adverse parties pursuant to the Court Order in connection with litigation commenced in 1972 relating to the Trustees' powers and duties under the Trust Agreement and the costs of homes and surface lands acquired in accordance with provisions of a lease with U.S. Steel Corporation, net of an allowance to amortize the cost of the land based on actual shipments of taconite and net of a credit for disposition of tangible assets.

Following is an analysis of this account as of December 31:

	2012	2011
Attorneys' fees and expenses	$1,024,834	$1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,388,760)	(2,297,652)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$4,870,765	$4,961,873

Upon termination of the Trust, the Trustees shall either sell tangible assets or obtain a loan with tangible assets as security to provide monies for distribution to the certificate holders in the amount of the Principal Charges account balance.

Pension Plan	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Pension Plan

NOTE 7 – Pension Plan

The Trust has a noncontributory defined benefit pension plan that covers all employees. The Trustees are not eligible for pension benefits under the plan based on their services as Trustees. The pension accounting guidance requires employers with pension plans to recognize the funded (or unfunded) status of a plan on the face of the balance sheet. The funded status is determined by comparing the pension plan assets at fair value to the projected (future) benefit obligation.

A summary of the components of net periodic pension cost and other amounts recognized in other comprehensive income for the years 2012, 2011 and 2010 is as follows:

Net Periodic Pension Cost	2012	2011	2010
Service cost	$306,799	$279,647	$246,423
Interest cost	322,198	319,860	318,669
Expected return on assets	(448,470)	(433,591)	(386,983)
Amortization of net loss	492,391	306,348	217,714
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	690,387	489,733	413,292

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss arising during the period	488,972	678,007	285,325
Amortization of net loss included in net periodic pension cost	(492,391)	(306,348)	(217,714)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(20,888)	354,190	50,142
Total recognized in net periodic pension cost and other comprehensive income	$669,499	$843,923	$463,434

Weighted-average assumptions used in the measurement of the benefit obligation and the net periodic pension cost for the years 2012 and 2011 are as follows:

	2012	2011
Discount rate for benefit obligation	3.50%	4.15%
Discount rate for net periodic pension cost	4.15%	4.55%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.00%

The determination of the discount rate is based on a high-quality bond yield curve that approximates the expected cash flow payouts of the plan, coupled with a comparison to the Moody's Long-term Corporate Aa Bond Yield. The determination of the rate of compensation increase is based on historical salary adjustment averages and the Trustees' expectations of future increases. The determination of the expected long-term return on plan assets is based on historical returns of the various asset categories included in the plan's portfolio and a consideration of the Trust's termination date.

The following table sets forth the change in projected benefit obligation:

	2012	2011
Projected benefit obligation at beginning of year	$7,903,211	$7,169,552
Service cost	306,799	279,647
Interest cost	322,198	319,860
Actuarial loss	692,835	419,487
Benefit payments	(282,882)	(285,335)
Projected benefit obligation at end of year	$8,942,161	$7,903,211

The following table sets forth the change in the fair value of plan assets:

	2012	2011
Fair value of plan assets at beginning of year	$6,261,098	$5,820,238
Contributions by the Trust	799,918	551,124
Actual return on plan assets	652,333	175,071
Benefit payments	(282,882)	(285,335)
Fair value of plan assets at end of year	$7,430,467	$6,261,098

The following table sets forth the plan's funded status and amounts recognized in the balance sheets shown as Liability for pension benefits as of December 31:

	2012	2011
Accumulated benefit obligation at end of year	$6,830,628	$6,012,647
Effect of future compensation increases	2,111,533	1,890,564
Projected benefit obligation at end of year	8,942,161	7,903,211
Fair value of plan assets at end of year	7,430,467	6,261,098
Unfunded status at end of year	$1,511,694	$1,642,113

The following table sets forth the amounts recognized in Accumulated other comprehensive loss as of December 31:

	2012	2011
Net loss	$2,387,173	$2,390,592
Prior service cost	34,936	52,405
Accumulated other comprehensive loss	$2,422,109	$2,442,997

The net loss and prior service cost amounts that will be amortized from Accumulated other comprehensive loss into net periodic pension cost in 2013 are estimated to be $663,536 and $17,469, respectively.

The following table sets forth the estimated future benefit payments from the plan:

Period	Amount
2013	$276,771
2014	262,571
2015	815,329
2016	806,266
2017	784,616
2018 - 2022	3,510,770

The 2013 contribution to the plan is estimated to approximate $800,000, representing the maximum contribution that is recommended pursuant to the Trust's annual actuarial valuation. However, the actual 2013 contribution will not be determined and finalized until after the completion of the plan's annual actuarial valuation, which is performed as of the plan's fiscal year-end, March 31.

The investment policy of the plan is to have up to approximately 50% invested in equity securities (via the S&P 500 Exchange Traded Fund) and the remaining monies invested in fixed income (debt) securities and cash. The equity portfolio strategy is to generate appreciation and growth in the plan's overall value over the long-term with its benchmark being the S&P 500 Index. The debt portfolio strategy is to generate income for the payment of benefits as well as investment diversification with its benchmark being the Barclays Capital Government/Credit Index. The cash portfolio strategy is to provide liquidity for the payment of benefits to current retirees. The fair value measurements are based on quoted prices in active markets for identical assets (Level 1).

The following table sets forth the plan's weighted-average asset allocations by category as of December 31:

	2012		2011
	Fair Value	%	Fair Value	%
Equity securities	$3,675,700	49%	$3,054,602	49%
Debt securities – corporate issues	2,552,642	34	1,864,195	30
Debt securities – U.S. government issues	996,873	14	1,044,798	16
Cash (money market, accrued income)	205,252	3	297,503	5
Total	$7,430,467	100%	$6,261,098	100%

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

NOTE 8 – Income Taxes

The Trustees filed an election under Section 646 of the Tax Reform Act of 1986, as amended. As discussed in Note 3, beginning in 1989 the Trust is no longer subject to federal or Minnesota corporate income taxes, provided the requirements of Section 646 are met. The principal requirements are:

·	The Trust must be exclusively engaged in the leasing of mineral properties and activities incidental thereto.

·	The Trust must not acquire any additional property other than permissible acquisitions as provided by Section 646.

If these requirements are violated, the Trust will be treated as a corporation for the taxable year in which the violation occurs and for all subsequent taxable years. Since the election of Section 646, the Trust has remained in compliance with these requirements.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Lease Commitments

NOTE 9 – Lease Commitments

The Trust leases office facilities in Saint Paul, Minnesota. These leases include one-hundred-eighty-day cancellation clauses, contain various renewal options and exclude any contingent rental provisions. Rental expense for these operating leases amounted to $62,056, $61,823 and $61,823 for the years 2012, 2011 and 2010, respectively.

Quarterly Results Of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Results Of Operations [Abstract]
Quarterly Results Of Operations

NOTE 10 – Quarterly Results of Operations (Unaudited)

The following is a summary of quarterly results of operations (unaudited) for the years ended December 31, 2012 and 2011 (in thousands of dollars, except per share amounts):

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2012
Royalties	$7,000	$7,306	$5,178	$4,536
Interest and other income	31	23	45	37
Total revenues	7,031	7,329	5,223	4,573
Expenses	1,062	1,050	956	1,020
Net income	$5,969	$6,279	$4,267	$3,553
Earnings per share	$3.98	$4.19	$2.84	$2.37

2011
Royalties	$5,415	$6,543	$6,473	$8,184
Interest and other income	34	29	21	40
Total revenues	5,449	6,572	6,494	8,224
Expenses	954	919	838	980
Net income	$4,495	$5,653	$5,656	$7,244
Earnings per share	$3.00	$3.77	$3.77	$4.83

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents: The Trust considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.
Securities

Securities: United States Treasury securities are classified as held-to-maturity securities and are carried at cost, adjusted for accrued interest and amortization of premium or discount. The aggregate fair values listed in the table below are based on quoted prices in active markets for identical assets (Level 1). Securities recognized as noncurrent assets will mature in 2014. Following is a summary of the securities as of December 31:

	Current		Noncurrent
	2012	2011	2012	2011
Aggregate fair value	$8,416,447	$5,094,703	$4,282,664	$4,755,809
Gross unrealized holding gains	(3,707)	(4,929)	(698)	(12,995)
Gross unrealized holding losses	—	857	1,405	1,192
Amortized cost basis	8,412,740	5,090,631	4,283,371	4,744,006
Accrued interest	15,067	17,676	12,086	15,066
Amounts shown on balance sheets	$8,427,807	$5,108,307	$4,295,457	$4,759,072

Mineral and Surface Lands

Mineral and Surface Lands: Mineral and surface lands are carried at amounts that represent, principally, either costs at acquisition or values on March 1, 1913, net of accumulated amortization. The value of the merchantable ore deposits was established on March 1, 1913, for federal income tax purposes. No value has been estimated or recorded for taconite deposits held on March 1, 1913, since they were not then thought to be merchantable; however, they presently represent all the mining activity on the Trust's properties. Mineral lands are being amortized on the straight-line method over the remaining term of the Trust. The straight-line method of amortization bears close resemblance to the units-of-production method over the remaining term of the Trust and, accordingly, is deemed a reasonable, systematic and rational method to associate expense with the revenues generated from taconite mining. Mineral land amortization amounted to $295,200, $294,000 and $294,000 for the years 2012, 2011 and 2010, respectively. Nonmineral lands are also included in this category; however, they represent negligible amounts.

In addition, surface lands are acquired from time to time to facilitate mining operations (see Note 5). These surface lands are being amortized on a straight-line basis over the remaining term of the Trust based on the values as of the beginning of each fiscal year. Surface lands remaining to be amortized amounted to $1,301,885, $1,242,035 and $1,533,635 as of January 1, 2012, 2011 and 2010, respectively. Surface land amortization amounted to $400,800, $292,800 and $291,600 for the years 2012, 2011 and 2010, respectively.

Royalties

Royalties:  Royalties from mineral leases (with cancellation terms varying from six months to one year) are taken into income as earned. Earned royalties are based on the taconite tonnage extracted (also referred to as produced or shipped) from the Trust's lands applied to a royalty rate as defined in the various specific and confidential operating agreements (also referred to as leases). Minimum royalties, if required, are current year's rental or minimum royalty income from the lessees to the Trust for holding the leasehold interest. Certain leases provide the steel and mining companies the ability to offset royalties, over the minimum royalty requirements, due on future taconite production, if any and when mined, against unabsorbed minimum royalties paid in prior periods. Accumulated minimum royalties from mineral leases in excess of tons extracted to date amounted to $9,279,941 and $7,465,119 as of December 31, 2012 and 2011, respectively.

Use of Estimates

Use of Estimates:  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Earnings Per Share

Earnings per Share:  Earnings per share are determined by dividing net income for the period by the number of weighted-average shares of beneficial interest outstanding. Basic and diluted weighted-average shares outstanding were 1,500,000 as of December 31, 2012, 2011 and 2010.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Summary Of Securities

	Current		Noncurrent
	2012	2011	2012	2011
Aggregate fair value	$8,416,447	$5,094,703	$4,282,664	$4,755,809
Gross unrealized holding gains	(3,707)	(4,929)	(698)	(12,995)
Gross unrealized holding losses	—	857	1,405	1,192
Amortized cost basis	8,412,740	5,090,631	4,283,371	4,744,006
Accrued interest	15,067	17,676	12,086	15,066
Amounts shown on balance sheets	$8,427,807	$5,108,307	$4,295,457	$4,759,072

Principal Charges Account (Tables)	12 Months Ended
Dec. 31, 2012
Principal Charges Account [Abstract]
Schedule Of Principal Charges

	2012	2011
Attorneys' fees and expenses	$1,024,834	$1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,388,760)	(2,297,652)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$4,870,765	$4,961,873

Pension Plan (Tables)	12 Months Ended
Dec. 31, 2012
Pension Plan [Abstract]
Summary Of Net Periodic Pension Cost And Amounts Recognized In Other Comprehensive Income

Net Periodic Pension Cost	2012	2011	2010
Service cost	$306,799	$279,647	$246,423
Interest cost	322,198	319,860	318,669
Expected return on assets	(448,470)	(433,591)	(386,983)
Amortization of net loss	492,391	306,348	217,714
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	690,387	489,733	413,292

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income
Net loss arising during the period	488,972	678,007	285,325
Amortization of net loss included in net periodic pension cost	(492,391)	(306,348)	(217,714)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(20,888)	354,190	50,142
Total recognized in net periodic pension cost and other comprehensive income	$669,499	$843,923	$463,434

Weighted-Average Assumptions Used In The Measurement Of The Benefit Obligation And Net Periodic Pension Cost

	2012	2011
Discount rate for benefit obligation	3.50%	4.15%
Discount rate for net periodic pension cost	4.15%	4.55%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.00%

Change In Projected Benefit Obligation

	2012	2011
Projected benefit obligation at beginning of year	$7,903,211	$7,169,552
Service cost	306,799	279,647
Interest cost	322,198	319,860
Actuarial loss	692,835	419,487
Benefit payments	(282,882)	(285,335)
Projected benefit obligation at end of year	$8,942,161	$7,903,211

Change In Fair Value Of Plan Assets

	2012	2011
Fair value of plan assets at beginning of year	$6,261,098	$5,820,238
Contributions by the Trust	799,918	551,124
Actual return on plan assets	652,333	175,071
Benefit payments	(282,882)	(285,335)
Fair value of plan assets at end of year	$7,430,467	$6,261,098

Plan's Funded Status And Amounts Recognized In Balance Sheet

	2012	2011
Accumulated benefit obligation at end of year	$6,830,628	$6,012,647
Effect of future compensation increases	2,111,533	1,890,564
Projected benefit obligation at end of year	8,942,161	7,903,211
Fair value of plan assets at end of year	7,430,467	6,261,098
Unfunded status at end of year	$1,511,694	$1,642,113

Amounts Recognized In Accumulated Other Comprehensive Loss

	2012	2011
Net loss	$2,387,173	$2,390,592
Prior service cost	34,936	52,405
Accumulated other comprehensive loss	$2,422,109	$2,442,997

Plan's Estimated Future Benefit Payments

Period	Amount
2013	$276,771
2014	262,571
2015	815,329
2016	806,266
2017	784,616
2018 - 2022	3,510,770

Plan's Weighted-Average Asset Allocations By Category

	2012		2011
	Fair Value	%	Fair Value	%
Equity securities	$3,675,700	49%	$3,054,602	49%
Debt securities – corporate issues	2,552,642	34	1,864,195	30
Debt securities – U.S. government issues	996,873	14	1,044,798	16
Cash (money market, accrued income)	205,252	3	297,503	5
Total	$7,430,467	100%	$6,261,098	100%

Quarterly Results Of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results Of Operations [Abstract]
Summary Of Quarterly Results Of Operations

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
2012
Royalties	$7,000	$7,306	$5,178	$4,536
Interest and other income	31	23	45	37
Total revenues	7,031	7,329	5,223	4,573
Expenses	1,062	1,050	956	1,020
Net income	$5,969	$6,279	$4,267	$3,553
Earnings per share	$3.98	$4.19	$2.84	$2.37

2011
Royalties	$5,415	$6,543	$6,473	$8,184
Interest and other income	34	29	21	40
Total revenues	5,449	6,572	6,494	8,224
Expenses	954	919	838	980
Net income	$4,495	$5,653	$5,656	$7,244
Earnings per share	$3.00	$3.77	$3.77	$4.83

Business And Nature Of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue, Major Customer [Line Items]
Number of significant lessees	2
Operating Lease One [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer	$ 11,469,000	$ 13,685,000	$ 10,073,000
Operating Lease Two [Member]
Revenue, Major Customer [Line Items]
Royalty revenue derived from major customer	$ 10,625,000	$ 11,334,000	$ 9,167,000

Trust Termination (Details) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Apr. 06, 2015 Scenario, Forecast [Member]
Trust Termination [Line Items]
Date of Trust Agreement	Dec 7, 1906
Period limiting perpetuity of Trust	20 years
Number of named trust survivors	18
Date of Trust termination	Apr 6, 2015
Net monies balance	$ 7,719,000
Principal Charges account balance	4,870,765	4,961,873
Final distribution amount estimate			$ 12,590,000
Earnings per share final distribution estimate			$ 8.39

Legal Proceedings (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Bonus [Member] | President Of The Trustees [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	$ 20,000
Salary [Member] | Audit Committee Chair [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	5,000
Salary [Member] | Trustees [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	10,000
Salary [Member] | President Of The Trustees [Member]
Trustee Fee Adjustments [Line Items]
Adjustments to Trustee fees approved by Court	$ 20,000

Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Abstract]
Mineral land amortization	$ 295,200	$ 294,000	$ 294,000
Surface lands		1,301,885	1,242,035	1,533,635
Surface land amortization adjustment	400,800	292,800	291,600
Accumulated minimum royalties	$ 9,279,941	$ 7,465,119
Weighted Average Number of Shares Outstanding, Basic and Diluted	1,500,000	1,500,000	1,500,000

Significant Accounting Policies (Summary Of Securities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	$ 8,416,447	$ 5,094,703
Gross unrealized holding gains	(3,707)	(4,929)
Gross unrealized holding losses		857
Amortized cost basis	8,412,740	5,090,631
Accrued interest	15,067	17,676
Amounts shown on balance sheets	8,427,807	5,108,307
Noncurrent [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	4,282,664	4,755,809
Gross unrealized holding gains	(698)	(12,995)
Gross unrealized holding losses	1,405	1,192
Amortized cost basis	4,283,371	4,744,006
Accrued interest	12,086	15,066
Amounts shown on balance sheets	$ 4,295,457	$ 4,759,072

Land Acquisition (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land Acquisition [Abstract]
Percentage of earned royalties obligated under agreement after minimum royalty payments	50.00%
Costs of surface lands acquired	$ 0	$ 352,650	$ 0

Principal Charges Account (Schedule Of Principal Charges) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Principal Charges Account [Abstract]
Attorneys' fees and expenses	$ 1,024,834	$ 1,024,834
Costs of surface lands	6,606,815	6,606,815
Cumulative shipment credits	(2,388,760)	(2,297,652)
Cumulative asset disposition credits	(372,124)	(372,124)
Principal Charges account balance	$ 4,870,765	$ 4,961,873

Pension Plan (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan-Amortization of net loss	$ 663,536
Defined benefit pension plan-Amortization of prior service cost	17,469
Estimated contribution to plan for 2013	$ 800,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum investment policy	50.00%

Pension Plan (Summary Of Net Periodic Pension Cost And Amounts Recognized In Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Abstract]
Service cost	$ 306,799	$ 279,647	$ 246,423
Interest cost	322,198	319,860	318,669
Expected return on assets	(448,470)	(433,591)	(386,983)
Amortization of net loss	492,391	306,348	217,714
Amortization of prior service cost	17,469	17,469	17,469
Net periodic pension cost	690,387	489,733	413,292
Net loss arising during the period	488,972	678,007	285,325
Amortization of net loss included in net periodic pension cost	(492,391)	(306,348)	(217,714)
Amortization of prior service cost included in net periodic pension cost	(17,469)	(17,469)	(17,469)
Total (gain) loss recognized in other comprehensive income	(20,888)	354,190	50,142
Total recognized in net periodic pension cost and other comprehensive income	$ 669,499	$ 843,923	$ 463,434

Pension Plan (Weighted-Average Assumptions Used In The Measurement Of The Benefit Obligation And Net Periodic Pension Cost) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Discount rate for benefit obligation	3.50%	4.15%
Discount rate for net periodic pension cost	4.15%	4.55%
Rate of compensation increase	3.50%	3.50%
Expected long-term return on plan assets	7.00%	7.00%

Pension Plan (Change In Projected Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Abstract]
Projected benefit obligation at beginning of year	$ 7,903,211	$ 7,169,552
Service cost	306,799	279,647	246,423
Interest cost	322,198	319,860	318,669
Actuarial loss	692,835	419,487
Benefit payments	(282,882)	(285,335)
Projected benefit obligation at end of year	$ 8,942,161	$ 7,903,211	$ 7,169,552

Pension Plan (Change In The Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Fair value of plan assets at beginning of year	$ 6,261,098	$ 5,820,238
Contributions by the Trust	799,918	551,124
Actual return on plan assets	652,333	175,071
Benefit payments	(282,882)	(285,335)
Fair value of plan assets at end of year	$ 7,430,467	$ 6,261,098

Pension Plan (Plan's Funded Status And Amounts Recognized In The Balance Sheets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plan [Abstract]
Accumulated benefit obligation at end of year	$ 6,830,628	$ 6,012,647
Effect of future compensation increases	2,111,533	1,890,564
Projected benefit obligation at end of year	8,942,161	7,903,211	7,169,552
Fair value of plan assets at end of year	7,430,467	6,261,098	5,820,238
Unfunded status at end of year	$ 1,511,694	$ 1,642,113

Pension Plan (Amounts Recognized In Accumulated Other Comprehensive Loss) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Net loss	$ 2,387,173	$ 2,390,592
Prior service cost	34,936	52,405
Accumulated other comprehensive loss	$ 2,422,109	$ 2,442,997

Pension Plan (Plan's Estimated Future Benefit Payments) (Details) (USD $)	Dec. 31, 2012
Pension Plan [Abstract]
Estimated future benefit payments for 2013	$ 276,771
Estimated future benefit payments for 2014	262,571
Estimated future benefit payments for 2015	815,329
Estimated future benefit payments for 2016	806,266
Estimated future benefit payments for 2017	784,616
Estimated future benefit payments for 2018 through 2022	$ 3,510,770

Pension Plan (Plan's Weighted-Average Asset Allocations By Category) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 7,430,467	$ 6,261,098	$ 5,820,238
Weighted-average asset allocation, %	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	3,675,700	3,054,602
Weighted-average asset allocation, %	49.00%	49.00%
Debt Securities - Corporate Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	2,552,642	1,864,195
Weighted-average asset allocation, %	34.00%	30.00%
Debt Securities - U.S. Government Issues [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	996,873	1,044,798
Weighted-average asset allocation, %	14.00%	16.00%
Cash (Money Market, Accrued Income) [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation, Fair Value	$ 205,252	$ 297,503
Weighted-average asset allocation, %	3.00%	5.00%

Lease Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Commitments [Abstract]
Cancellation clause on operating leases	180 days
Rental expense for operating leases	$ 62,056	$ 61,823	$ 61,823

Quarterly Results Of Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results Of Operations [Abstract]
Royalties	$ 4,536,000	$ 5,178,000	$ 7,306,000	$ 7,000,000	$ 8,184,000	$ 6,473,000	$ 6,543,000	$ 5,415,000	$ 24,020,334	$ 26,614,880	$ 20,633,285
Interest and other income	37,000	45,000	23,000	31,000	40,000	21,000	29,000	34,000
Total revenues	4,573,000	5,223,000	7,329,000	7,031,000	8,224,000	6,494,000	6,572,000	5,449,000	24,156,052	26,738,539	20,865,806
Expenses	1,020,000	956,000	1,050,000	1,062,000	980,000	838,000	919,000	954,000	4,087,619	3,690,728	3,396,964
Net income	$ 3,553,000	$ 4,267,000	$ 6,279,000	$ 5,969,000	$ 7,244,000	$ 5,656,000	$ 5,653,000	$ 4,495,000	$ 20,068,433	$ 23,047,811	$ 17,468,842
Earnings per share	$ 2.37	$ 2.84	$ 4.19	$ 3.98	$ 4.83	$ 3.77	$ 3.77	$ 3	$ 13.38	$ 15.37	$ 11.65